Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 20.0	$ 13.2